Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure
Financial assets.	kr 323,941	kr 320,399
AAA
Disclosure of credit risk exposure
Financial assets.	145,639	126,728
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	82,780	94,229
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	24,463	24,445
CCC to D
Disclosure of credit risk exposure
Financial assets.	96	25
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	237,381	231,919
Gross carrying amount | Loans | AAA
Disclosure of credit risk exposure
Financial assets.		37
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	25,815	29,261
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	133,772	131,234
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	57,290	55,476
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	12,158	13,050
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	8,346	2,861
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	196,912	198,100
Gross carrying amount | 12-month expected credit losses | Loans | AAA
Disclosure of credit risk exposure
Financial assets.		37
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	25,815	29,261
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	131,514	130,068
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	32,247	32,275
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	6,697	5,997
Gross carrying amount | 12-month expected credit losses | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	639	462
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	38,185	32,337
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	2,258	1,166
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	25,043	23,201
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	5,461	7,053
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	5,423	917
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	2,284	1,482
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 2,284	kr 1,482